UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Diversified Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$106,946,003
Total Number of Portfolio Holdings*	742
Portfolio Turnover Rate	506%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIA-0824

Putnam VT Diversified Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$53	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$106,946,003
Total Number of Portfolio Holdings*	742
Portfolio Turnover Rate	506%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Diversified Income Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (42.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/54	$3,000,000	$2,976,449
5.50%, 5/20/49	14,356	14,542
5.00%, 5/20/49	42,465	41,810
4.50%, TBA, 7/1/54	4,000,000	3,802,284
4.00%, TBA, 7/1/54	3,000,000	2,772,407
3.50%, with due dates from 10/20/49 to 11/20/49	57,293	51,562
		9,659,054
U.S. Government Agency Mortgage Obligations (33.7%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	34,543	33,668
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	9,000,000	9,156,791
6.50%, TBA, 7/1/54	9,000,000	9,159,604
6.00%, TBA, 7/1/54	16,000,000	16,045,010
2.50%, TBA, 8/1/54	1,000,000	817,461
2.50%, TBA, 7/1/54	1,000,000	816,445
		36,028,979
Total U.S. government and agency mortgage obligations (cost $45,852,294)		$45,688,033

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 0.25%, 7/31/25 [i]	$120,000	$114,078
Total U.S. treasury obligations (cost $114,078)		$114,078

MORTGAGE-BACKED SECURITIES (26.6%)*	Principal amount	Value
Agency collateralized mortgage obligations (11.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$236,658	$47,811
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,080,885	462,645
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,589,244	374,007
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,252,787	521,831
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	131,933	18,880
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	2,852,288	557,876
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,500,315	306,073
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	191,987	12,502
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	74,506	1,916
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 9/25/50	2,074,723	244,423
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.752%, 12/15/47	451,702	50,041
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.652%, 8/15/56	1,695,677	203,413
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 7/25/50	2,035,388	205,681
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 1/25/50	1,555,397	150,275
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	491,417	83,040
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	41,481	6,704
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	796,010	124,560
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	118,777	16,112
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,044,107	445,064
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	100,296	20,365
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	334,423	52,672
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	244,287	32,639
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.95%, 4/25/40	226,786	22,310
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 3/25/48	1,208,305	78,321
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/48	1,588,279	170,621
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/45	1,130,280	58,551
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.70%, 5/25/47	2,472,152	225,015
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 8/25/49	1,072,898	97,464

Putnam VT Diversified Income Fund 1

MORTGAGE-BACKED SECURITIES (26.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	$438,093	$81,191
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	802,516	188,262
Ser. 14-76, IO, 5.00%, 5/20/44	242,821	47,590
Ser. 12-146, IO, 5.00%, 12/20/42	407,970	77,943
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	777,965	150,886
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	162,728	31,818
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,069,929	225,580
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	587,298	113,317
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	324,949	64,192
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,008,581	179,578
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	335,850	43,845
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	231,168	35,023
Ser. 21-156, IO, 3.50%, 7/20/51	3,090,367	522,262
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,446,765	460,605
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	290,653	43,379
Ser. 13-28, IO, 3.50%, 2/20/43	130,016	17,310
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	192,579	23,907
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	628,661	101,655
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	719,254	111,588
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,735,620	442,076
Ser. 16-H03, Class DI, IO, 2.048%, 12/20/65 W	1,420,537	54,196
Ser. 15-H25, Class EI, IO, 1.876%, 10/20/65 W	1,192,603	39,714
FRB Ser. 15-H08, Class CI, IO, 1.798%, 3/20/65 W	734,964	19,183
Ser. 17-H11, Class DI, IO, 1.768%, 5/20/67 W	1,207,664	61,679
Ser. 15-H23, Class BI, IO, 1.762%, 9/20/65 W	1,731,063	43,103
Ser. 16-H14, IO, 1.681%, 6/20/66 W	784,143	19,106
Ser. 16-H24, Class CI, IO, 1.674%, 10/20/66 W	1,173,329	29,333
Ser. 17-H11, Class TI, IO, 1.633%, 4/20/67 W	1,013,063	55,313
Ser. 13-H08, Class CI, IO, 1.623%, 2/20/63 W	826,111	25,434
Ser. 15-H25, Class AI, IO, 1.606%, 9/20/65 W	2,637,812	55,658
Ser. 17-H12, Class QI, IO, 1.584%, 5/20/67 W	1,293,305	44,716
Ser. 14-H21, Class BI, IO, 1.556%, 10/20/64 W	1,336,105	35,540
Ser. 17-H06, Class BI, IO, 1.375%, 2/20/67 W	1,370,710	39,676
Ser. 15-H10, Class BI, IO, 1.352%, 4/20/65 W	1,088,800	45,403
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67 W	1,746,882	60,572
Ser. 16-H17, Class KI, IO, 1.311%, 7/20/66 W	691,554	30,471
Ser. 16-H09, Class BI, IO, 1.298%, 4/20/66 W	2,220,608	102,814
Ser. 18-H03, Class XI, IO, 1.273%, 2/20/68 W	1,608,075	74,487
Ser. 18-H05, Class AI, IO, 1.238%, 2/20/68 W	1,507,818	68,440
Ser. 18-H05, Class BI, IO, 1.234%, 2/20/68 W	1,782,853	81,109
Ser. 17-H09, IO, 1.219%, 4/20/67 W	1,822,373	51,888
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66 W	1,104,124	39,086
Ser. 17-H10, Class MI, IO, 1.068%, 4/20/67 W	2,358,984	69,931
Ser. 17-H02, Class BI, IO, 1.009%, 1/20/67 W	1,176,996	39,853
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 6/20/51	1,639,563	189,517
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 5/20/51	2,345,955	274,735
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 4/20/51	1,805,130	207,249
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 9/20/50	2,169,644	261,056
Ser. 17-H16, Class JI, IO, 0.82%, 8/20/67 W	2,121,870	102,701
Ser. 16-H22, Class AI, IO, 0.803%, 10/20/66 W	1,416,119	52,630
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66 W	4,263,511	173,069
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 11/20/47	2,560,367	283,315
Ser. 16-H24, Class JI, IO, 0.754%, 11/20/66 W	1,571,368	77,721
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.727%, 4/20/44	1,253,588	124,027
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 7/20/50	2,030,301	263,020
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 10/20/48	1,044,301	94,924
Ser. 16-H06, Class DI, IO, 0.653%, 7/20/65 W	1,985,636	55,020
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 4/20/50	2,155,290	235,913
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 8/20/49	3,479,268	352,415
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 7/20/49	1,490,732	143,721

2 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (26.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 7/20/49	$2,164,812	$204,051
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 12/20/49	904,575	87,291
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 8/20/43	1,760,227	145,007
Ser. 16-H03, Class AI, IO, 0.474%, 1/20/66 W	1,119,271	39,563
Ser. 15-H24, Class AI, IO, 0.469%, 9/20/65 W	1,452,347	46,446
Ser. 16-H10, Class AI, IO, 0.356%, 4/20/66 W	2,319,846	49,673
Ser. 16-H06, Class CI, IO, 0.152%, 2/20/66 W	2,310,637	47,800
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.147%, 8/20/44	549,682	41,583
Ser. 17-H16, Class IG, IO, 0.014%, 7/20/67 W	1,746,015	50,416
		12,342,387
Commercial mortgage-backed securities (5.7%)
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.734%, 11/15/52 W	336,000	182,512
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	134,878	133,962
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	223,000	199,331
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	197,000	169,984
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.053%, 4/10/47 W	283,000	263,048
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	102,639	95,454
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	86,251	79,221
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	264,000	244,181
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	144,000	136,145
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47 W	182,000	148,419
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default) † W	157,580	8,240
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.472%, 9/9/24	158,000	158,852
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.335%, 11/25/51	460,000	465,311
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	4,491,125	221,536
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	237,000	222,971
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	128,670	120,947
GS Mortgage Securities Trust 144A FRB Ser. 13-GC13, Class AS, 3.976%, 7/10/46 W	197,081	187,889
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C18, Class D, 4.782%, 2/15/47 W	152,000	124,732
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.917%, 6/15/51 W	138,000	111,909
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	171,000	118,032
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46 W	127,000	31,736
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class F, 5.709%, 2/15/46 W	401,000	95,726
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.965%, 10/15/46 W	275,000	238,699
FRB Ser. 13-C10, Class D, 4.116%, 7/15/46 W	230,000	130,795
Ser. 14-C18, Class D, 3.389%, 10/15/47	230,000	185,261
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	92,521	78,551
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51 W	178,000	159,630
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.20%, 3/25/50	566,642	567,977
FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	322,604	322,606
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	227,908	229,331
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	472,775	5
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58 W	95,000	82,758
FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46 W	513,000	179,538
Ser. 14-LC16, Class D, 3.938%, 8/15/50	292,211	35,065
WF-RBS Commercial Mortgage Trust Ser. 14-C24, Class AS, 3.931%, 11/15/47	176,000	172,267
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.328%, 8/15/46 W	555,000	221,774
		6,124,395

Putnam VT Diversified Income Fund 3

MORTGAGE-BACKED SECURITIES (26.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (9.4%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	$155,324	$154,725
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.311%, 10/25/35 W	124,047	102,439
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.64%, 11/25/47	96,304	72,022
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.653%, 9/25/35	232,529	200,784
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	141,665	118,668
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	824,827	707,270
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.67%, 4/25/47	69,956	57,251
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	289,106	185,028
FRB Ser. 06-OA7, Class 1A1, 3.479%, 6/25/46 W	527,314	469,726
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/28	1,018,066	1,133,455
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.80%, 4/25/28	515,496	561,152
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.25%, 3/25/28	323,199	335,887
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.00%, 12/25/27	340,636	356,133
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.45%, 10/25/48	333,000	423,285
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.95%, 3/25/49	152,000	184,181
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 8/25/50	135,000	183,178
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.80%, 6/25/50	237,000	312,337
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.20%, 9/25/48	389,000	455,144
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	253,000	238,717
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.70%, 9/25/28	965,585	1,122,690
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 10/25/28	494,528	573,241
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/29	89,405	103,119
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.835%, 1/25/42	148,000	157,521
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 9/25/31	451,378	482,053
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.10%, 2/25/40	276,000	293,003
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.70%, 1/25/40	155,000	161,388
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.85%, 11/25/36 W	224,064	149,464
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.82%, 5/25/36	504,940	112,034
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.77%, 5/25/37	117,203	64,106
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.973%, 5/19/35	168,678	50,216
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.303%, 2/26/37	136,320	117,845
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.255%, 8/25/35	30,971	28,854
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.82%, 1/25/37	182,778	159,120
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	202,000	176,529
		10,002,565
Total mortgage-backed securities (cost $30,372,006)		$28,469,347

4 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.4%)*		Principal amount	Value
Basic materials (1.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$135,000	$144,087
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		15,000	15,484
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		265,000	247,716
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		125,000	115,795
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		140,000	140,202
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		158,000	142,449
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	130,000	129,573
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		$320,000	286,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC., Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		120,000	116,024
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		120,000	120,600
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		255,000	269,663
			1,727,593
Capital goods (1.2%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		250,000	267,500
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		92,000	84,814
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		30,000	30,422
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		265,000	268,681
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		121,000	114,195
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	140,494
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		158,000	164,518
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		54,000	58,138
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	91,877
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		35,000	35,352
			1,255,991
Communication services (1.2%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		275,000	258,004
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		275,000	265,417
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		140,000	114,656
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		545,000	503,293
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	127,029
			1,268,399
Consumer cyclicals (4.1%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		$120,000	120,312
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		210,000	214,767
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		260,000	262,217
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		130,000	117,820
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	133,840
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		46,000	49,799
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		155,000	148,168
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		120,000	120,600
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	148,016
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	123,589
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$213,000	213,000
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		160,000	144,600
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	140,006
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$260,000	265,539
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	142,946
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		155,000	149,466
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		69,000	66,224
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	142,677
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	140,363
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		120,000	118,251
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		110,000	117,432
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,126
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		160,000	162,898
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	125,000	125,917
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$165,000	147,065
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		276,000	264,296

Putnam VT Diversified Income Fund 5

CORPORATE BONDS AND NOTES (19.4%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$134,000	$130,993
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	298,384
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$150,000	116,791
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		40,000	41,300
			4,382,402
Consumer staples (0.9%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		158,000	142,128
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		118,000	114,120
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	100,000	104,941
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	104,941
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$115,000	118,677
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		35,000	35,491
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		73,000	65,126
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	110,000	120,774
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		$51,000	46,120
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	138,283
			990,601
Energy (3.0%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	140,324
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		120,000	120,231
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		245,000	262,383
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	371,794
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		115,000	116,081
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		200,000	211,950
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	142,276
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		265,000	261,134
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		120,000	121,804
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	122,494
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,832
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	80,291
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		180,000	145,056
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	119,731
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		200,000	191,968
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		125,000	117,007
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		115,000	114,011
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		145,000	140,941
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		81,000	80,899
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		260,000	269,680
			3,164,887
Financials (3.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		120,000	120,083
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		300,000	303,755
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		135,000	133,961
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		270,000	274,528
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		285,000	293,501
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		170,000	170,210
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	200,005
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		260,000	268,015
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		115,000	119,930
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		540,000	549,448
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		270,000	268,933
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		290,000	272,576
Protective Life Global Funding 144A 5.467%, 12/8/28		175,000	177,033
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		120,000	120,000
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		95,000	94,967
UBS AG/Stamford CT sr. unsec. unsub. notes 7.50%, 2/15/28		250,000	267,493
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		135,000	136,225
			3,770,663

6 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.4%)* cont.		Principal amount	Value
Health care (1.4%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		$159,000	$141,510
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	41,063
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		135,000	136,845
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		295,000	269,741
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		285,000	302,133
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	35,623
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		260,000	263,903
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		249,000	276,701
			1,467,519
Technology (0.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		135,000	130,619
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		156,000	145,835
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		92,000	104,939
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		160,000	143,918
			525,311
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	118,204
			118,204
Utilities and power (1.9%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$200,000	207,250
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		110,000	108,895
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		200,000	207,867
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		360,000	364,950
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	218,000
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		95,000	94,700
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		165,000	163,167
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		275,000	262,632
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		170,000	172,237
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		120,000	121,800
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	144,326
			2,065,824
Total corporate bonds and notes (cost $20,546,426)			$20,737,394

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.8%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$260,543
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$260,000	240,500
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		590,000	567,028
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	192,201
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		370,000	365,221
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		350,000	359,822
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		200,000	200,750
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	570,000	508,712
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		$390,000	385,939
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		260,000	235,300
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	171,925
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		420,000	423,150
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		235,000	207,723
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		200,000	195,768
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		210,000	200,550
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	194,000
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		460,000	481,850
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		270,000	234,472
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		260,000	273,676
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		330,000	332,238
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	282,800
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		230,000	232,875
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		380,000	360,525

Putnam VT Diversified Income Fund 7

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.8%)* cont.	Principal amount	Value
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)	$200,000	$217,250
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	760,000	623,552
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	600,000	595,800
Total foreign government and agency bonds and notes (cost $8,376,968)		$8,344,170

SENIOR LOANS (5.2%)*c		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 7.215%, 4/3/28 (Netherlands)	EUR	115,000	$122,370
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/26/29		$119,395	119,395
			241,765
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.678%, 3/17/30		245,113	245,725
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.843%, 9/28/28		101,557	100,690
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28		119,385	119,410
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30		77,334	77,681
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.595%, 2/28/31		84,788	84,957
			628,463
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.943%, 4/15/27		94,753	78,526
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29		260,098	258,620
			337,146
Consumer cyclicals (1.4%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.344%, 1/3/29		50,000	49,942
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.58%, 3/1/28		49,748	49,761
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.097%, 1/24/31		134,663	134,536
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/18/28		213,296	213,562
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31		10,000	9,988
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.585%, 11/18/30		64,675	64,635
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.458%, 10/27/28		137,868	123,952
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.836%, 2/25/29		119,391	118,240
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29		95,758	89,972
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28		116,256	115,772
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.835%, 3/24/31		50,000	50,271
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27		55,000	550
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29		119,696	119,397
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31		29,925	29,890
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29		274,298	274,658
			1,445,126
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27		155,462	155,294
			155,294
Energy (0.3%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30		306,021	305,911
			305,911
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.831%, 11/6/30		119,399	119,654
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 1/20/31		120,000	120,026
			239,680
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.344%, 9/29/28		71,639	71,416
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27		194,377	192,142
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.344%, 5/6/31		70,000	69,773
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28		108,755	108,901
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 3/10/31		104,738	104,803
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.594%, 2/13/31		119,700	119,327
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.708%, 8/11/28		138,582	138,798
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.096%, 10/31/29		61,611	61,611
			866,771

8 Putnam VT Diversified Income Fund

SENIOR LOANS (5.2%)*c cont.	Principal amount	Value
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.085%, 10/16/27	$347	$349
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.844%, 8/19/30	49,875	50,014
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	263,684	263,288
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.096%, 1/18/29	119,700	119,700
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	120,000	119,010
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.593%, 3/1/29	130,000	129,696
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.332%, 8/31/28	138,587	138,639
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31	120,000	120,390
		941,086
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	252,810	260,842
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 4/5/31	80,000	79,890
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.082%, 2/14/31	100,000	100,400
		441,132
Total senior loans (cost $5,676,342)		$5,602,374

CONVERTIBLE BONDS AND NOTES (2.8%)*	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$63,115
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	15,000	17,108
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	37,000	39,399
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	53,000	62,168
		181,790
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	30,000	24,810
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	27,000	56,784
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	42,000	68,502
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	55,000	45,568
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	64,000	58,592
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	64,000	67,922
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	74,000	81,709
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	42,000	41,706
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	27,000	32,670
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	36,000	34,866
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	48,000	45,336
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	21,000	20,223
		578,688
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	28,000	25,548
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	26,000	28,843
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	72,000	56,624
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	23,000	22,743
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	36,330
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	58,000	68,962
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	60,881
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	67,000	80,776
		380,707
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	29,684
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	48,000	55,248
		84,932
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	74,000	87,728
		87,728
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	41,000	44,178
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	33,000	31,506
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	24,000	24,243
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	29,000	25,897
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	94,000	91,838

Putnam VT Diversified Income Fund 9

CONVERTIBLE BONDS AND NOTES (2.8%)* cont.	Principal amount	Value
Health care cont.
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	$69,000	$56,480
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	32,000	31,344
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	39,000	42,530
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	26,000	37,115
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	30,000	37,309
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	28,000	26,390
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	14,000	18,011
		466,841
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	67,000	64,820
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	34,000	49,409
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	47,000	41,971
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	13,000	18,818
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	39,000	35,466
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	44,000	47,146
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	10,000	9,010
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	15,000	31,230
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	21,000	32,483
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	66,000	59,439
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	31,000	31,262
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	42,000	44,717
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	10,000	13,166
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	43,000	50,138
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	79,000	72,144
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	59,000	56,522
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	5,000	17,036
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	40,000	42,700
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	32,000	33,523
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	32,000	32,611
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	69,000	94,151
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	52,000	43,196
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	46,000	46,076
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	59,000	64,605
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	55,000	30,305
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	62,000	54,808
		1,116,752
Utilities and power (0.1%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	33,000	32,291
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	21,000	40,268
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	31,000	31,264
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	39,000	39,837
		143,660
Total convertible bonds and notes (cost $3,125,971)		$3,041,098

ASSET-BACKED SECURITIES (1.3%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.71%, 10/22/24	$469,000	$469,953
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	350,000	349,490
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	200,288	200,538
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 5.63%, 7/25/47	109,841	74,622
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.76%, 5/25/36	355,656	262,885
Total asset-backed securities (cost $1,384,457)		$1,357,488

10 Putnam VT Diversified Income Fund

SHORT-TERM INVESTMENTS (35.3%)*		Principal amount/ shares	Value
Export Development Canada commercial paper 5.424%, 9/10/24 (Canada)		$500,000	$494,610
NRW.Bank commercial paper 5.405%, 9/30/24 (Germany)		500,000	493,048
Putnam Short Term Investment Fund Class P 5.48% L	Shares	35,105,814	35,105,814
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	726,000	726,000
U.S. Treasury Bills 5.394%, 8/27/24 # ∆		$300,000	297,509
U.S. Treasury Bills 5.386%, 9/24/24		100,000	98,769
U.S. Treasury Bills 5.383%, 7/23/24 # ∆		500,000	498,396
Total short-term investments (cost $37,714,507)			$37,714,146

TOTAL INVESTMENTS
Total investments (cost $153,163,049)	$151,068,128

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Putnam VT Diversified Income Fund 11

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $106,946,003.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $193,135 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $185,744 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $14,172,944) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Euro	Sell	9/18/24	$192,308	$195,689	$3,381
	Japanese Yen	Buy	8/21/24	280,995	294,932	(13,937)
	New Zealand Dollar	Buy	7/17/24	8,527	8,549	(22)
	New Zealand Dollar	Sell	7/17/24	8,527	8,450	(77)
	New Zealand Dollar	Sell	10/16/24	8,527	8,549	22
	Norwegian Krone	Sell	9/18/24	16,300	16,788	488
	Swedish Krona	Sell	9/18/24	102,547	104,316	1,769
	Swiss Franc	Buy	9/18/24	25,952	25,987	(35)
Barclays Bank PLC
	Canadian Dollar	Buy	7/17/24	49,504	49,495	9
	Canadian Dollar	Sell	7/17/24	49,504	50,287	783
	Canadian Dollar	Sell	10/16/24	49,612	49,599	(13)
	Euro	Sell	9/18/24	31,926	32,489	563
	Norwegian Krone	Sell	9/18/24	7,873	7,955	82
	Swiss Franc	Buy	9/18/24	38,423	38,632	(209)
Citibank, N.A.
	Canadian Dollar	Buy	7/17/24	37,219	37,209	10
	Canadian Dollar	Sell	7/17/24	37,219	37,800	581
	Canadian Dollar	Sell	10/16/24	37,300	37,289	(11)
	Euro	Sell	9/18/24	434,385	442,054	7,669
	Norwegian Krone	Sell	9/18/24	64,205	64,862	657
	Swedish Krona	Sell	9/18/24	3,590	3,641	51
Goldman Sachs International
	Australian Dollar	Buy	7/17/24	21,289	21,255	34
	Australian Dollar	Sell	7/17/24	21,289	21,228	(61)
	Canadian Dollar	Buy	7/17/24	4,314	4,313	1

12 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $14,172,944) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	Canadian Dollar	Sell	7/17/24	$4,314	$4,382	$68
	Canadian Dollar	Sell	10/16/24	4,324	4,322	(2)
	Mexican Peso	Buy	7/17/24	252,398	253,664	(1,266)
	Mexican Peso	Sell	7/17/24	252,398	255,932	3,534
	Swiss Franc	Buy	9/18/24	256,035	257,452	(1,417)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/24	500,189	499,606	583
	Australian Dollar	Sell	7/17/24	500,189	496,221	(3,968)
	Australian Dollar	Sell	10/16/24	455,462	455,198	(264)
	Canadian Dollar	Buy	7/17/24	35,391	35,465	(74)
	Canadian Dollar	Sell	7/17/24	35,391	35,624	233
	Euro	Sell	9/18/24	431,160	438,765	7,605
	Japanese Yen	Buy	8/21/24	152,081	159,618	(7,537)
	Norwegian Krone	Sell	9/18/24	10,304	10,409	105
	Swedish Krona	Sell	9/18/24	32,234	32,690	456
	Swiss Franc	Buy	9/18/24	16,853	16,945	(92)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/18/24	172,395	174,102	1,707
	Canadian Dollar	Buy	7/17/24	114,802	114,758	44
	Canadian Dollar	Sell	7/17/24	114,802	116,607	1,805
	Canadian Dollar	Sell	10/16/24	115,052	115,001	(51)
	Norwegian Krone	Sell	9/18/24	135,541	136,921	1,380
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/17/24	319,067	318,838	229
	Australian Dollar	Sell	7/17/24	319,067	316,778	(2,289)
	Australian Dollar	Sell	10/16/24	319,760	319,562	(198)
	British Pound	Sell	9/18/24	222,482	224,611	2,129
	Canadian Dollar	Buy	7/17/24	35,391	35,178	213
	Canadian Dollar	Sell	7/17/24	35,391	35,359	(32)
	Euro	Sell	9/18/24	1,087,091	1,106,773	19,682
	Mexican Peso	Buy	7/17/24	512,186	529,244	(17,058)
	Mexican Peso	Sell	7/17/24	512,186	510,596	(1,590)
	New Zealand Dollar	Buy	7/17/24	530,770	532,071	(1,301)
	New Zealand Dollar	Sell	7/17/24	530,770	527,282	(3,488)
	New Zealand Dollar	Sell	10/16/24	502,968	504,253	1,285
NatWest Markets PLC
	Australian Dollar	Buy	7/17/24	3,070	2,968	102
	Australian Dollar	Sell	7/17/24	3,070	3,061	(9)
	British Pound	Sell	9/18/24	51,225	51,833	608
	Canadian Dollar	Buy	7/17/24	70,563	70,547	16
	Canadian Dollar	Sell	7/17/24	70,563	70,639	76
	Canadian Dollar	Sell	10/16/24	70,717	70,694	(23)
	Euro	Sell	9/18/24	30,206	31,185	979
	Swedish Krona	Sell	9/18/24	166,256	168,633	2,377
	Swiss Franc	Buy	9/18/24	26,064	26,230	(166)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/24	45,648	45,598	50
	Australian Dollar	Sell	7/17/24	45,648	45,285	(363)
	Australian Dollar	Sell	10/16/24	45,747	45,700	(47)
	British Pound	Buy	9/18/24	25,676	25,827	(151)
	Euro	Sell	9/18/24	736,445	752,463	16,018
	Japanese Yen	Buy	8/21/24	325,361	341,378	(16,017)
	New Zealand Dollar	Buy	7/17/24	20,892	21,019	(127)
	New Zealand Dollar	Sell	7/17/24	20,892	20,764	(128)
	Norwegian Krone	Buy	9/18/24	16,375	16,592	(217)
	Swedish Krona	Sell	9/18/24	101,380	102,817	1,437

Putnam VT Diversified Income Fund 13

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $14,172,944) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Toronto-Dominion Bank
	British Pound	Sell	9/18/24	$37,059	$37,425	$366
	Canadian Dollar	Buy	7/17/24	552,437	552,251	186
	Canadian Dollar	Sell	7/17/24	552,437	561,079	8,642
	Canadian Dollar	Sell	10/16/24	498,756	498,593	(163)
	Euro	Sell	9/18/24	6,127	6,235	108
	Japanese Yen	Buy	8/21/24	2,601	2,729	(128)
	Norwegian Krone	Sell	9/18/24	128,850	130,180	1,330
	Swiss Franc	Sell	9/18/24	51,792	52,282	490
UBS AG
	Australian Dollar	Buy	7/17/24	11,479	11,470	9
	Australian Dollar	Sell	7/17/24	11,479	11,388	(91)
	Australian Dollar	Sell	10/16/24	11,504	11,496	(8)
	British Pound	Buy	9/18/24	25,676	25,780	(104)
	Canadian Dollar	Buy	7/17/24	10,164	10,162	2
	Canadian Dollar	Sell	7/17/24	10,164	10,324	160
	Canadian Dollar	Sell	10/16/24	10,186	10,183	(3)
	New Zealand Dollar	Buy	7/17/24	32,282	32,367	(85)
	New Zealand Dollar	Sell	7/17/24	32,282	32,010	(272)
	New Zealand Dollar	Sell	10/16/24	32,281	32,362	81
	Swedish Krona	Sell	9/18/24	4,679	4,745	66
WestPac Banking Corp.
	British Pound	Sell	9/18/24	7,715	7,792	77
	Euro	Sell	9/18/24	40,204	41,371	1,167
	New Zealand Dollar	Buy	7/17/24	20,892	21,016	(124)
	New Zealand Dollar	Sell	7/17/24	20,892	20,876	(16)
Unrealized appreciation						91,505
Unrealized (depreciation)						(73,234)
Total						$18,271
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	15	$1,870,521	$1,870,522	Sep-24	$(13,828)
U.S. Treasury Note 2 yr (Short)	102	20,830,313	20,830,313	Sep-24	(43,187)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,248,844	1,248,844	Sep-24	(13,268)
Unrealized appreciation					—
Unrealized (depreciation)					(70,283)
Total					$(70,283)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$2,140,100	$(203,812)	$(25,275)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	2,140,100	(194,656)	235
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	1,463,900	211,220	6,163
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	1,463,900	211,220	(5,797)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	7,877,100	(522,252)	6,696
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,909,000	(102,895)	(28,368)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,909,000	(404,708)	97,206

14 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75		$7,541,100	$126,313	$(48,791)
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		7,541,100	(116,981)	19,984
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		7,541,100	(116,981)	(20,135)
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75		7,541,100	126,313	52,184
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		770,300	44,562	4,660
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		770,300	44,562	(2,765)
Deutsche Bank AG
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,500,800	(216,900)	(3,780)
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,500,800	(216,900)	1,798
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	(3,731)
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	8,999
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	(2,907)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	2,402
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375		$204,400	(28,749)	(2,140)
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375		204,400	(28,749)	1,619
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(8,516)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(38,913)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$7,660,100	(726,377)	(33,321)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	257,083
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(103,846)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	143,114
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(40,689)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	113,412
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(28,254)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	132,833
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(34,431)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	4,124,600	(103,349)	3,755
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	4,124,600	(82,059)	(9,762)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	(4,997)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	6,818
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$6,887,200	486,236	56,406
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		6,887,200	516,540	(97,316)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	61,827
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	(69,230)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		338,500	(173,352)	(3,412)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		338,500	(166,852)	(3,226)
Morgan Stanley & Co. International PLC
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	2,672
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	(3,277)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	4,039,300	(320,682)	22,624
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	(1,573)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	(6,130)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	97,436
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(40,250)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(18,250)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	27,007
Unrealized appreciation					1,126,933
Unrealized (depreciation)					(689,082)
Total					$437,851

Putnam VT Diversified Income Fund 15

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $17,528,750) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$9,000,000	7/15/24	$9,159,604
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	4,000,000	7/15/24	3,770,468
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	3,000,000	7/15/24	2,744,532
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	1,000,000	7/15/24	816,445
Total			$17,477,338

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
MYR	16,320,000	$3,632 E	$(279)	9/18/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.6725% — Quarterly	$3,353
Upfront premium received			—		Unrealized appreciation		3,353
Upfront premium (paid)			(279)		Unrealized (depreciation)		—
Total			$(279)		Total		$3,353
E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$453,700	$894 E	$(9)	11/27/39	3.869% — Annually	US SOFR — Annually	$885
	1,186,200	3,903 E	(18)	3/18/36	3.757% — Annually	US SOFR — Annually	3,885
	1,260,400	6,617 E	(43)	2/20/59	3.485% — Annually	US SOFR — Annually	6,574
	774,200	3,546 E	(12)	3/21/39	3.815% — Annually	US SOFR — Annually	3,534
	494,600	2,884 E	(7)	3/31/38	US SOFR — Annually	3.93% — Annually	2,876
	919,300	4,771 E	(14)	3/21/39	US SOFR — Annually	3.958% — Annually	4,757
	447,600	3,478 E	(15)	3/14/59	US SOFR — Annually	3.57% — Annually	3,463
	378,100	4,034 E	(13)	12/18/58	3.455% — Annually	US SOFR — Annually	4,021
	481,900	4,467 E	(16)	3/14/59	US SOFR — Annually	3.456% — Annually	(4,484)
	31,639,000	56,634 E	109,319	9/18/26	4.50% — Annually	US SOFR — Annually	52,686
	18,857,000	259,849 E	347,819	9/18/29	4.30% — Annually	US SOFR — Annually	87,970
	22,466,000	336,990 E	525,229	9/18/34	4.10% — Annually	US SOFR — Annually	188,239
	3,657,000	115,707 E	(190,521)	9/18/54	US SOFR — Annually	3.90% — Annually	(74,814)
	14,813,000	40,439 E	53,694	9/18/26	4.55% — Annually	US SOFR — Annually	13,255
	96,213,000	1,538,446 E	(1,809,154)	9/18/29	US SOFR — Annually	4.35% — Annually	(270,707)
	3,236,000	61,678 E	77,130	9/18/34	4.15% — Annually	US SOFR — Annually	15,452
	2,380,000	96,152 E	145,844	9/18/54	3.95% — Annually	US SOFR — Annually	49,692
	8,930,300	21,879 E	(84)	7/25/29	3.99% — Annually	US SOFR — Annually	21,795
AUD	37,700	47 E	—	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(48)
AUD	7,113,000	31,223	(37)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(35,439)
AUD	929,400	3,844 E	(12)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,856)
AUD	963,400	4,094 E	2,440	9/18/34	6 month AUD-BBR-BBSW — Semiannually	4.47% — Semiannually	(1,654)
AUD	1,089,000	1,722 E	(1,994)	9/18/26	4.20% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(272)
BRL	1,990,000	24,456	12,714	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(9,212)
CAD	640,000	1,839 E	1,147	9/18/34	3.45% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(692)

16 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	899,000	$2,044 E	$(2,612)	9/18/26	Canadian Overnight Repo Rate — Semiannually	3.96% — Semiannually	$(568)
CHF	1,577,000	50,534 E	4,201	9/18/34	Swiss Average Rate Overnight — Annually	1.28% — Annually	54,734
CLP	351,570,000	5,032 E	26	9/23/29	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	4.94% — Semiannually	(5,006)
CNY	27,210,000	7,714 E	4,435	9/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.98% — Quarterly	12,149
COP	508,590,000	176 E	211	9/18/29	8.01% — Quarterly	Colombia IBR Overnight Rate — Quarterly	387
CZK	9,190,000	2,947 E	(2,044)	9/18/29	6 month CZK-PRIBOR — Semiannually	3.97% — Annually	903
EUR	8,591,200	112,525	(188,032)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(97,584)
EUR	578,900	4,879 E	(20)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	(4,899)
EUR	796,600	2,141 E	(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	(2,158)
EUR	1,344,600	46,598 E	(47)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(46,645)
EUR	2,250,600	19,837 E	(78)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	19,758
EUR	165,600	96 E	(6)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(102)
EUR	1,752,300	10,809 E	2,929	9/18/34	2.88% — Annually	6 month EUR-EURIBOR — Semiannually	(7,880)
EUR	7,189,000	12,857 E	23,128	9/18/29	2.86% — Annually	6 month EUR-EURIBOR — Semiannually	10,271
EUR	1,240,900	23,429 E	(43)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	(23,472)
EUR	349,800	6,773 E	(12)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	(6,785)
EUR	503,600	604 E	(17)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	587
EUR	884,900	1,109 E	(32)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	(1,141)
GBP	651,000	9,044 E	(564)	9/18/34	Sterling Overnight Index Average — Annually	3.98% — Annually	8,480
GBP	844,000	6,263 E	(3,171)	9/18/26	Sterling Overnight Index Average — Annually	4.68% — Annually	3,092

Putnam VT Diversified Income Fund 17

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
HUF	256,590,000	$2,233 E	$724	9/18/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	6.32% — Annually	$2,957
ILS	3,350,000	940 E	(362)	9/18/29	Israeili Shekel 3 month TELIBOR — Quarterly	4.40% — Annually	578
INR	33,910,000	78,375	78,323	6/19/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.285% — Semiannually	(52)
INR	85,710,000	3,793 E	(373)	9/18/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.325% — Semiannually	(4,166)
KRW	692,680,000	1,847 E	(617)	9/18/29	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.20% — Quarterly	1,229
MXN	15,160,000	14,054 E	(2,824)	9/18/29	Mexico Interbank TIIE 28 Day — 28 Days	9.87% — 28 Days	11,230
NOK	17,238,000	7,556 E	4,898	9/18/34	3.82% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(2,658)
NZD	298,000	1,813 E	483	9/18/34	4.60% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,330)
PLN	3,390,000	4,084 E	(3,377)	9/18/29	6 month WIBOR — Semiannually	5.05% — Annually	708
SEK	13,283,000	19,149 E	3,170	9/18/34	2.75% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(15,980)
SGD	390,000	285 E	(402)	9/18/29	Compounded Singapore Overnight Rate Average — Annually	2.94% — Annually	(687)
THB	76,980,000	4,699 E	3,301	9/18/29	Thailand Overnight Repo Rate ON — Quarterly	2.47% — Quarterly	8,000
ZAR	35,590,000	2 E	6,895	9/18/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.25% — Quarterly	6,896
Total			$(798,539)	$(21,248)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$832,019	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(21,510)
854,414	781,062	—	7/17/24	3.825% (US SOFR plus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(77,918)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(99,428)
Total		$—		Total	$(99,428)

18 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	CCC/P	$904	$6,678	$889	5/11/63	300 bp — Monthly	$18
CMBX NA BBB−.6 Index	CCC/P	5,468	35,615	4,744	5/11/63	300 bp — Monthly	742
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	296,725	694,000	249,146	12/16/72	500 bp — Monthly	48,157
CMBX NA BB.6 Index	CCC-/P	125,015	372,457	96,690	5/11/63	500 bp — Monthly	28,636
CMBX NA BB.7 Index	CCC/P	36,982	116,257	38,016	1/17/47	500 bp — Monthly	(954)
CMBX NA BB.7 Index	CCC/P	267,862	631,711	206,570	1/17/47	500 bp — Monthly	61,819
CMBX NA BBB−.11 Index	BBB−/P	2,310	11,000	1,516	11/18/54	300 bp — Monthly	800
CMBX NA BBB−.16 Index	BBB−/P	29,551	130,000	22,646	4/17/65	300 bp — Monthly	6,970
CMBX NA BBB−.7 Index	B-/P	14,676	83,891	14,824	1/17/47	300 bp — Monthly	(106)
CMBX NA BBB−.7 Index	B-/P	43,290	247,455	43,725	1/17/47	300 bp — Monthly	(312)
Goldman Sachs International
CMBX NA BB.9 Index	B-/P	21,206	53,000	20,845	9/17/58	500 bp — Monthly	405
CMBX NA BBB−.11 Index	BBB−/P	186	1,000	138	11/18/54	300 bp — Monthly	49
CMBX NA BBB−.13 Index	BBB−/P	44,197	166,000	38,296	12/16/72	300 bp — Monthly	5,983
CMBX NA BBB−.16 Index	BBB−/P	616	3,000	523	4/17/65	300 bp — Monthly	95
CMBX NA BBB−.7 Index	B-/P	219,647	844,534	149,229	1/17/47	300 bp — Monthly	70,840
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	8,906	111,000	45,466	5/11/63	500 bp — Monthly	(36,467)
CMBX NA BB.6 Index	CCC-/P	221,364	222,749	57,826	5/11/63	500 bp — Monthly	163,724
CMBX NA BBB−.11 Index	BBB−/P	2,864	26,000	3,583	11/18/54	300 bp — Monthly	(706)
CMBX NA BBB−.13 Index	BBB−/P	5,155	39,000	8,997	12/16/72	300 bp — Monthly	(3,823)
CMBX NA BBB−.8 Index	B+/P	9,980	64,000	6,362	10/17/57	300 bp — Monthly	3,650
Merrill Lynch International
CMBX NA A.13 Index	A-/P	17,571	132,000	9,966	12/16/72	200 bp — Monthly	7,649
CMBX NA A.13 Index	A-/P	17,205	132,000	9,966	12/16/72	200 bp — Monthly	7,283
CMBX NA BB.6 Index	CCC-/P	5,703	26,419	6,858	5/11/63	500 bp — Monthly	(1,134)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	CCC-/P	50,378	146,600	38,057	5/11/63	500 bp — Monthly	12,443
CMBX NA BBB−.16 Index	BBB−/P	3,637	16,000	2,787	4/17/65	300 bp — Monthly	858
CMBX NA BBB−.9 Index	BB−/P	776	8,000	1,360	9/17/58	300 bp — Monthly	(578)
Upfront premium received		1,452,174		Unrealized appreciation		420,121
Upfront premium (paid)		—		Unrealized (depreciation)		(44,080)
Total		$1,452,174		Total		$376,041
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Diversified Income Fund 19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(228,785)	$493,000	$201,933	11/17/59	(500 bp) — Monthly	$(27,263)
CMBX NA BB.10 Index	(84,631)	210,000	86,016	11/17/59	(500 bp) — Monthly	1,210
CMBX NA BB.10 Index	(84,631)	210,000	86,016	11/17/59	(500 bp) — Monthly	1,210
CMBX NA BB.10 Index	(44,734)	111,000	45,466	11/17/59	(500 bp) — Monthly	639
CMBX NA BB.6 Index	(71,848)	281,804	73,156	5/11/63	(500 bp) — Monthly	1,113
CMBX NA BB.7 Index	(62,824)	197,497	64,582	1/17/47	(500 bp) — Monthly	1,620
CMBX NA BB.7 Index	(31,189)	98,048	32,062	1/17/47	(500 bp) — Monthly	804
CMBX NA BB.8 Index	(39,403)	87,519	31,507	10/17/57	(500 bp) — Monthly	(7,969)
CMBX NA BB.9 Index	(7,012)	18,000	7,079	9/17/58	(500 bp) — Monthly	53
CMBX NA BB.9 Index	(2,103)	5,000	1,967	9/17/58	(500 bp) — Monthly	(141)
CMBX NA BBB−.10 Index	(54,703)	182,000	34,635	11/17/59	(300 bp) — Monthly	(20,159)
CMBX NA BBB−.12 Index	(61,015)	215,000	45,086	8/17/61	(300 bp) — Monthly	(16,037)
CMBX NA BBB−.13 Index	(39,512)	138,000	31,837	12/16/72	(300 bp) — Monthly	(7,744)
CMBX NA BBB−.6 Index	(17,795)	42,293	5,633	5/11/63	(300 bp) — Monthly	(12,183)
CMBX NA BBB−.8 Index	(12,363)	64,000	6,362	10/17/57	(300 bp) — Monthly	(6,034)
CMBX NA BBB−.9 Index	(1,893)	8,000	1,360	9/17/58	(300 bp) — Monthly	(537)
Goldman Sachs International
CMBX NA BB.6 Index	(28,297)	84,437	21,920	5/11/63	(500 bp) — Monthly	(6,447)
CMBX NA BB.7 Index	(96,277)	236,016	77,177	1/17/47	(500 bp) — Monthly	(19,297)
CMBX NA BBB−.12 Index	(7,912)	30,000	6,291	8/17/61	(300 bp) — Monthly	(1,636)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(78,835)	112,756	36,871	1/17/47	(500 bp) — Monthly	(42,057)
CMBX NA BB.9 Index	(14,826)	30,000	11,799	9/17/58	(500 bp) — Monthly	(3,052)
CMBX NA BBB−.12 Index	(1,802)	15,000	3,146	8/17/61	(300 bp) — Monthly	1,336
CMBX NA BBB−.7 Index	(499,810)	997,787	176,309	1/17/47	(300 bp) — Monthly	(324,000)
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	82,739	11/17/59	(500 bp) — Monthly	71,077
CMBX NA BBB−.7 Index	(20,241)	115,760	20,455	1/17/47	(300 bp) — Monthly	156
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(1,898)	4,000	1,638	11/17/59	(500 bp) — Monthly	(263)
CMBX NA BB.7 Index	(44,751)	103,651	33,894	1/17/47	(500 bp) — Monthly	(10,943)
CMBX NA BBB−.10 Index	(106,386)	329,000	62,609	11/17/59	(300 bp) — Monthly	(43,942)
CMBX NA BBB−.11 Index	(9,269)	38,000	5,236	11/18/54	(300 bp) — Monthly	(4,052)
CMBX NA BBB−.13 Index	(3,499)	11,000	2,538	12/16/72	(300 bp) — Monthly	(967)
CMBX NA BBB−.7 Index	(17,537)	62,332	11,014	1/17/47	(300 bp) — Monthly	(7,149)
Upfront premium received	—		Unrealized appreciation		79,218
Upfront premium (paid)	(1,787,275)		Unrealized (depreciation)		(561,872)
Total	$(1,787,275)		Total		$(482,654)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 42 Index	B+/P	$(432,345)	$6,330,000	$397,208	6/20/29	500 bp — Quarterly	$(25,467)
Total	$(432,345)		$(25,467)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

20 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,357,488	$—
Convertible bonds and notes	—	3,041,098	—
Corporate bonds and notes	—	20,737,394	—
Foreign government and agency bonds and notes	—	8,344,170	—
Mortgage-backed securities	—	28,469,347	—
Senior loans	—	5,602,374	—
U.S. government and agency mortgage obligations	—	45,688,033	—
U.S. treasury obligations	—	114,078	—
Short-term investments	726,000	36,988,146	—
Totals by level	$726,000	$150,342,128	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$18,271	$—
Futures contracts	(70,283)	—	—
Forward premium swap option contracts	—	437,851	—
TBA sale commitments	—	(17,477,338)	—
Interest rate swap contracts	—	780,923	—
Total return swap contracts	—	(99,428)	—
Credit default contracts	—	635,366	—
Totals by level	$(70,283)	$(15,704,355)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 21

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $118,057,235)	$115,962,314
Affiliated issuers (identified cost $35,105,814) (Note 5)	35,105,814
Cash	56,051
Foreign currency (cost $5,229) (Note 1)	5,201
Interest and other receivables	1,076,331
Receivable for shares of the fund sold	8,203
Receivable for investments sold	333,630
Receivable for sales of TBA securities (Note 1)	16,748,899
Receivable for variation margin on futures contracts (Note 1)	10,050
Receivable for variation margin on centrally cleared swap contracts (Note 1)	641,010
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,126,933
Unrealized appreciation on forward currency contracts (Note 1)	91,505
Unrealized appreciation on OTC swap contracts (Note 1)	502,692
Premium paid on OTC swap contracts (Note 1)	1,787,554
Deposits with broker (Note 1)	1,372,240
Receivable from broker (Note 1)	32,524
Total assets	175,860,951

Liabilities
Payable for investments purchased	672,135
Payable for purchases of TBA securities (Note 1)	44,984,964
Payable for shares of the fund repurchased	73,105
Payable for compensation of Manager (Note 2)	104,909
Payable for custodian fees (Note 2)	19,617
Payable for investor servicing fees (Note 2)	18,810
Payable for Trustee compensation and expenses (Note 2)	83,383
Payable for administrative services (Note 2)	252
Payable for distribution fees (Note 2)	28,077
Payable for variation margin on centrally cleared swap contracts (Note 1)	602,508
Unrealized depreciation on forward premium swap option contracts (Note 1)	689,082
Unrealized depreciation on OTC swap contracts (Note 1)	705,380
Premium received on OTC swap contracts (Note 1)	1,452,174
Unrealized depreciation on forward currency contracts (Note 1)	73,234
TBA sale commitments, at value (proceeds receivable $17,528,750) (Note 1)	17,477,338
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	840,078
Other accrued expenses	89,902
Total liabilities	67,914,948
Net assets	$106,946,003

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$202,714,480
Total distributable earnings (Note 1)	(95,768,477)
Total — Representing net assets applicable to capital shares outstanding	$106,946,003

Computation of net asset value Class IA
Net assets	$39,911,478
Number of shares outstanding	9,042,352
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.41

Computation of net asset value Class IB
Net assets	$67,034,525
Number of shares outstanding	15,078,614
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.45

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Diversified Income Fund

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $916,734 from investments in affiliated issuers) (Note 5)	$4,119,225
Total investment income	4,119,225

Expenses
Compensation of Manager (Note 2)	286,700
Investor servicing fees (Note 2)	37,928
Custodian fees (Note 2)	40,781
Trustee compensation and expenses (Note 2)	2,909
Distribution fees (Note 2)	84,552
Administrative services (Note 2)	741
Auditing and tax fees	67,284
Other	9,742
Fees waived and reimbursed by Manager (Note 2)	(16,798)
Total expenses	513,839
Expense reduction (Note 2)	(2,053)
Net expenses	511,786
Net investment income	3,607,439

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,516,944)
Foreign currency transactions (Note 1)	501
Forward currency contracts (Note 1)	(246,538)
Futures contracts (Note 1)	253,068
Swap contracts (Note 1)	2,584,404
Written options (Note 1)	346,293
Total net realized loss	(1,579,216)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	2,590,277
Assets and liabilities in foreign currencies	(2,476)
Forward currency contracts	332,198
Futures contracts	260,920
Swap contracts	(2,976,542)
Written options	(224,142)
Total change in net unrealized depreciation	(19,765)
Net loss on investments	(1,598,981)
Net increase in net assets resulting from operations	$2,008,458

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 23

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Decrease in net assets
Operations:
Net investment income	$3,607,439	$6,458,303
Net realized loss on investments and foreign currency transactions	(1,579,216)	(1,824,336)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(19,765)	498,449
Net increase in net assets resulting from operations	2,008,458	5,132,416
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,589,077)	(2,802,496)
Class IB	(4,162,060)	(4,244,802)
Increase (decrease) from capital share transactions (Note 4)	1,794,844	(5,309,039)
Total decrease in net assets	(2,947,835)	(7,223,921)
Net assets:
Beginning of period	109,893,838	117,117,759
End of period	$106,946,003	$109,893,838
* Unaudited.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Diversified Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/24†	$4.62	.15	(.06)	.09	(.30)	—	(.30)	$4.41	1.93*	$39,911	.40* f	3.41* f	506*
12/31/23	4.70	.26	(.04)	.22	(.30)	—	(.30)	4.62	5.01	41,289	.81[f]	5.92[f]	1,395
12/31/22	5.26	.15	(.24)	(.09)	(.36)	(.11)	(.47)	4.70	(2.06)	45,181	.81[f]	3.17[f]	1,417
12/31/21	5.69	.23	(.61)	(.38)	(.05)	—	(.05)	5.26	(6.73)	50,798.77		4.07	1,115
12/31/20	6.26	.22	(.33)[g]	(.11)	(.46)	—	(.46)	5.69	(.76)[g]	58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	—	(.22)	6.26	11.56	66,012.79		4.53	987
Class IB
6/30/24†	$4.65	.15	(.06)	.09	(.29)	—	(.29)	$4.45	1.87*	$67,035	.52* f	3.28* f	506*
12/31/23	4.72	.25	(.04)	.21	(.28)	—	(.28)	4.65	4.82	68,605	1.06[f]	5.65[f]	1,395
12/31/22	5.28	.14	(.25)	(.11)	(.34)	(.11)	(.45)	4.72	(2.35)	71,937	1.06[f]	2.86[f]	1,417
12/31/21	5.71	.21	(.60)	(.39)	(.04)	—	(.04)	5.28	(6.95)	112,542	1.02	3.81	1,115
12/31/20	6.27	.21	(.32)[g]	(.11)	(.45)	—	(.45)	5.71	(.90)[g]	124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	—	(.20)	6.27	11.23	144,640	1.04	4.26	987

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage of average net assets
6/30/24	0.02%
12/31/23	0.08
12/31/22	0.04

g  Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 25

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management,

26 Putnam VT Diversified Income Fund

which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest

Putnam VT Diversified Income Fund 27

rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $858,765 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $513,475 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative

28 Putnam VT Diversified Income Fund

and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $245,095 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $185,744 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$45,115,144	$33,843,385	$78,958,529

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $153,654,417, resulting in gross unrealized appreciation and depreciation of $5,371,746 and $23,732,673, respectively, or net unrealized depreciation of $18,360,927.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 53.6% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.265% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit

Putnam VT Diversified Income Fund 29

the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $13,036 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $3,762 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$14,124
Class IB	23,804
Total	$37,928

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,053 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $84, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$526,782,594	$551,909,407
U.S. government securities (Long-term)	—	—
Total	$526,782,594	$551,909,407

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	91,141	$406,638	266,920	$1,210,615	633,444	$2,863,122	831,799	$3,774,985
Shares issued in connection with reinvestment of distributions	591,114	2,589,077	639,839	2,802,496	941,642	4,162,060	962,540	4,244,802
	682,255	2,995,715	906,759	4,013,111	1,575,086	7,025,182	1,794,339	8,019,787
Shares repurchased	(572,346)	(2,558,604)	(1,586,407)	(7,094,088)	(1,259,214)	(5,667,449)	(2,278,234)	(10,247,849)
Net increase (decrease)	109,909	$437,111	(679,648)	$(3,080,977)	315,872	$1,357,733	(483,895)	$(2,228,062)

30 Putnam VT Diversified Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Government Money Market Fund Class G†	$988,147	$13,115,842	$14,103,989	$69,653	$—
Putnam Short Term Investment Fund Class P‡	26,886,899	14,317,126	6,098,211	847,081	35,105,814
Total Short-term investments	$27,875,046	$27,432,968	$20,202,200	$916,734	$35,105,814
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$125,200,000
Written swap option contracts (contract amount)	$61,000,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$13,700,000
OTC interest rate swap contracts (notional)	$2,000,000
Centrally cleared interest rate swap contracts (notional)	$255,700,000
OTC total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$9,500,000
Centrally cleared credit default contracts (notional)	$6,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,711,499 *	Payables	$1,175,561
Foreign exchange contracts	Receivables	91,505	Payables	73,234
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	3,055,913 *	Payables, Net assets — Unrealized depreciation	1,907,422 *
Total		$4,858,917		$3,156,217

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Diversified Income Fund 31

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$826,219	$826,219
Foreign exchange contracts	—	—	(246,538)	—	$(246,538)
Interest rate contracts	(73,638)	253,068	—	1,758,185	$1,937,615
Total	$(73,638)	$253,068	$(246,538)	$2,584,404	$2,517,296
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(620,490)	$(620,490)
Foreign exchange contracts	—	—	332,198	—	$332,198
Interest rate contracts	(405,923)	260,920	—	(2,356,052)	$(2,501,055)
Total	$(405,923)	$260,920	$332,198	$(2,976,542)	$(2,789,347)

32 Putnam VT Diversified Income Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs Inter- national	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$3,632
Centrally cleared interest rate swap contracts§	—	—	641,010	—	—	—	—	—	—
OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	753,023	—	105,106	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—
Forward currency contracts#	5,660	1,437	—	8,968	—	—	3,637	8,982	4,936
Forward premium swap option contracts#	6,398	103,902	—	76,828	—	14,818	—	—	775,248
Total Assets	$12,058	$105,339	$641,010	$85,796	$753,023	$14,818	$108,743	$8,982	$783,816
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts§	—	—	598,637	—	—	—	—	—	—
OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold*#	5,612	—	—	—	671,401	—	208,480	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	3,871	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—
Forward currency contracts#	14,071	222	—	11	—	—	2,746	11,935	51
Forward premium swap option contracts#	31,072	28,368	—	71,691	—	12,558	80,750	—	388,525
Total Liabilities	$50,755	$28,590	$602,508	$71,702	$671,401	$12,558	$291,976	$11,935	$388,576
Total Financial and Derivative Net Assets	$(38,697)	$76,749	$38,502	$14,094	$81,622	$2,260	$(183,233)	$(2,953)	$395,240
Total collateral received (pledged)†##	$—	$76,749	$—	$—	$—	$—	$(183,233)	$—	$395,240
Net amount	$(38,697)	$—	$38,502	$14,094	$81,622	$2,260	$—	$(2,953)	$—
Controlled collateral received (including TBA commitments) **	$—	$120,000	$—	$—	$—	$—	$—	$—	$410,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$(185,744)	$—	$—

Putnam VT Diversified Income Fund 33

	JPMorgan Securities LLC	Merrill Lynch Inter- national	Mizuho Capital Markets LLC	Morgan Stanley & Co. Inter- national PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,632
Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	—	—	—	641,010
OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	227,500	102,968	—	116,024	—	—	—	—	—	1,304,621
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
Futures contracts§	10,050	—	—	—	—	—	—	—	—	10,050
Forward currency contracts#	—	—	—	23,538	4,158	17,505	11,122	318	1,244	91,505
Forward premium swap option contracts#	—	—	—	25,296	—	—	—	124,443	—	1,126,933
Total Assets	$237,550	$102,968	$—	$164,858	$4,158	$17,505	$11,122	$124,761	$1,244	$3,177,751
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	—	—	—	598,637
OTC Total return swap contracts*#	—	—	—	99,428	—	—	—	—	—	99,428
OTC Credit default contracts — protection sold*#	121,891	26,681	—	42,068	—	—	—	—	—	1,076,133
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	3,871
Futures contracts§	—	—	—	—	—	—	—	—	—	—
Forward currency contracts#	—	—	—	25,956	198	17,050	291	563	140	73,234
Forward premium swap option contracts#	—	—	6,638	10,980	—	—	—	58,500	—	689,082
Total Liabilities	$121,891	$26,681	$6,638	$178,432	$198	$17,050	$291	$59,063	$140	$2,540,385
Total Financial and Derivative Net Assets	$115,659	$76,287	$(6,638)	$(13,574)	$3,960	$455	$10,831	$65,698	$1,104	$637,366
Total collateral received (pledged)†##	$115,659	$76,287	$—	$—	$—	$—	$—	$60,000	$—
Net amount	$—	$—	$(6,638)	$(13,574)	$3,960	$455	$10,831	$5,698	$1,104
Controlled collateral received (including TBA commitments)**	$136,000	$114,078	$—	$—	$—	$—	$—	$60,000	$—	$840,078
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(185,744)

34 Putnam VT Diversified Income Fund

*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $193,135 and $1,372,240, respectively.

Putnam VT Diversified Income Fund 35

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

36 Putnam VT Diversified Income Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam

Putnam VT Diversified Income Fund 37

Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least April 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of

38 Putnam VT Diversified Income Fund

any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the

Putnam VT Diversified Income Fund 39

returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
4th
2nd
3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 27, 24 and 24 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2023 and considered the circumstances that may have contributed to this disappointing performance. The Trustees observed that significant underperformance in the securitized products sector in 2023 had contributed to the fund’s disappointing results. The Trustees noted Putnam Management’s observation that the fund’s performance in 2023 was negatively impacted by general concerns regarding distress in commercial real estate.

The Trustees considered the positive impact of corporate and emerging market strategies on the fund’s performance. The Trustees also considered the steps being taken to improve the volatility of the fund’s returns and to provide a more consistently competitive risk-adjusted return. In addition, the Trustees considered the retirement of one of the fund’s portfolio managers in 2023. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and a fund’s investment adviser represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. The Trustees concluded that it continued to be advisable to seek change within the fund’s investment adviser to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which is expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

40 Putnam VT Diversified Income Fund

© 2024 Franklin Templeton. All rights reserved.	39058-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024